Significant Accounting Policies (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Weighted Average Number of Shares [Line Items]
Basic weighted average common shares outstanding	4,256,190	4,283,218	4,269,169	4,320,050
Incremental shares for assumed exercise of options	30,483	12,440	20,649	6,279
Diluted weighted average common shares outstanding	4,286,673	4,295,658	4,289,818	4,326,329